Shareholder Report, Line Graph (Details) 191815_Carillon Chartwell Small Cap Fund_Class C_TSR Annual {Class C} - USD ($)										12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 20, 2017	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name										Class C (with sales charge)
Accumulated Value	$ 16,647	$ 13,935	$ 12,799	$ 16,857	$ 15,606	$ 11,616	$ 9,703	$ 10,333	$ 10,000	$ 18,814
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000® Index
Accumulated Value	24,614	19,881	15,784	19,536	15,547	12,860	9,816	10,359	10,000	$ 28,834
Russell 2000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000® Growth Index
Accumulated Value	$ 16,666	$ 14,473	$ 12,197	$ 16,562	$ 16,106	$ 11,963	$ 9,311	$ 10,266	$ 10,000	$ 18,834